Average Annual Total Returns - Morningstar Unconstrained Allocation Fund	Morningstar Unconstrained Allocation Fund Since Inception	Morningstar Unconstrained Allocation Fund 1 Year	Morningstar Unconstrained Allocation Fund Inception Date	Morningstar Unconstrained Allocation Fund Return After Taxes on Distributions Since Inception	Morningstar Unconstrained Allocation Fund Return After Taxes on Distributions 1 Year	Morningstar Unconstrained Allocation Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Unconstrained Allocation Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar Unconstrained Allocation Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) Since Inception		Morningstar Unconstrained Allocation Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) 1 Year
Total	10.02%	9.40%	Nov. 02, 2018	8.61%	8.32%	7.21%	5.76%	12.41%	[1]	13.19%	[1]

[1]	The Morningstar Unconstrained Allocation Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to thosewho do not benefit from double taxation treaties.